Investment - Schedule of Investments Accounted for at Fair Value (Detail) - Long-term investments ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Available-for-sale debt investments, fair value	¥ 3,682	$ 519	¥ 2,447
Investments accounted for at fair value, fair value	4,841	682	4,616
Corporate Debt Securities
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Available-for-sale debt investments, Cost or Amortized cost less allowance for credit losses	4,360		3,735
Available-for-sale debt investments, gross unrealized gains	455		283
Available-for-sale debt investments, gross unrealized losses	(1,133)		(1,571)
Available-for-sale debt investments, fair value	3,682	519	2,447
Investments accounted for at fair value, cost or amortized cost	2,547		2,331
Investments accounted for at fair value, gross unrealized gains	2,942		2,855
Investments accounted for at fair value, gross unrealized Losses	(648)		(570)
Investments accounted for at fair value, fair value	4,841	682	4,616
Ordinary Shares
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Equity investments at fair value with readily determinable fair value, cost or amortized cost	14,716		15,835
Equity investments at fair value with readily determinable fair value, gross unrealized gains	1,698		2,731
Equity investments at fair value with readily determinable fair value, gross unrealized loss	(6,804)		(6,466)
Equity investments at fair value with readily determinable fair value, fair value	¥ 9,610	$ 1,354	¥ 12,100